Document And Entity Information	3 Months Ended
Mar. 31, 2020
Document Information [Line Items]
Entity Registrant Name	CEN BIOTECH INC
Entity Central Index Key	0001653821
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Document Type	S-1
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Amendment Flag	false